Cover	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	000-54936
Entity Registrant Name	ZENOSENSE, INC.
Entity Central Index Key	0001458581
Entity Tax Identification Number	26-3257291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 Blake
Entity Address, Address Line Two	Apt 3401
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06515
City Area Code	646
Local Phone Number	768 8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ZENO
Entity Emerging Growth Company	false